Schedule of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loss before income tax expense
Loss from Chinese mainland operations	¥ (47,786)	¥ (65,994)
Loss from non-Chinese mainland operations	(7,186)	(6,452)
Loss before income tax	(54,972)	(72,446)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	263	262
Subtotal income tax benefit applicable to Chinese mainland operations	263	262
Non-Chinese mainland withholding tax expense	(163)	(4)
Total income tax benefit from operations	¥ 100	¥ 258